Financial assets at fair value through other comprehensive income	6 Months Ended
Jun. 30, 2022
Financial assets at fair value through other comprehensive income [Abstract]
Financial assets at fair value through other comprehensive income
3

Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income by type in EUR million
30
June
2022
31
December
2021
Equity securities

2,065 2,457
Debt securities 1
27,876 27,340
Loans and advances 1
805 838
30,745 30,635
1 Debt securities include an amount of EUR - 39

million (31 December 2021: EUR -
12

million)

and the Loans and advances includes EUR -
1
million (31 December 2021: EUR - 1

million) of Loan loss provisions.
Exposure to equity securities
Equity securities designated as at fair value through other comprehensive income
Carrying
value
Carrying
value
Dividend
income
Dividend
income
in EUR million
30
June
2022
31
December
2021
30
June
2022
30
June
2021
Investment in Bank of Beijing
1,796 1,700
Other Investments
268 757 27 15
2,065 2,457 27 15
As at

30 June 2022 ING holds approximately
13% (31 December 2021: 13
%)

of the shares of Bank of Beijing, a
bank listed on the stock exchange of Shanghai. As per regulatory requirements set by China Banking and
Insurance

Regulatory Commission, ING, as a shareholder holding more than
5 % or more of the shares, is
required to supply additional capital when necessary.

No request for additional capital was received in the first
six months of 2022 (2021: nil).
Changes in fair value through other comprehensive

income
The following table presents changes in financial assets at fair value through other comprehensive income.
Changes in fair value through other comprehensive income financial assets
FVOCI equity securities FVOCI debt instruments 1 Total
in EUR million
30
June
2022
31
December
2021
30
June
2022
31
December
2021
30
June
2022
31
December
2021
Opening balance
2,457 1,862 28,178 34,033 30,635 35,895
Additions
9 518 10,491 12,669 10,500 13,186
Amortisation
-10 -46 -10 -46
Transfers

and reclassifications

1 -7 0 1 -7
Changes in unrealised revaluations 2
32 -88 -2,210 -1,209 -2,178 -1,296
Impairments
-14 -5 -14 -5
Reversals of impairments
5 4 5 4
Disposals and redemptions
-490 -19 -8,148 -17,730 -8,638 -17,750
Exchange rate differences
56 191 388 460 444 651
Changes in the composition of the group and
other changes -0 0 0 2 0 2
Closing balance 2,065 2,457 28,681 28,178 30,745 30,635
1 Fair value through other comprehensive income debt instruments includes both debt securities and loans and advances.
2 Changes in unrealized revaluations of FVOCI debt instruments include changes on hedged items which are recognized in the statement of profit or loss. Reference is made to Note 10 ‘Equity’ for details on the changes in revaluation reserve.

FVOCI equity securities
In the first six months of 2022, disposals of EUR 490

million mainly relates to the sale of HQLA eligible equity
instruments triggered by the changing interest rate

environment and deteriorating market

sentiment. This
portfolio was built up in early 2021 (additions in 2021: EUR 518 million) and was a relatively small part of the
HQLA portfolio.
In the first six months of 2022, exchange rate

differences of EUR
56

million are related to the stake

in Bank of
Beijing following the appreciation of CNY vs EUR.
Changes in unrealised revaluations of equity securities mainly relate to revaluation of the stake in Bank of
Beijing following a change in share price (EUR 40

million; 31 December 2021: EUR
-153

million).

FVOCI debt instruments
In the first six months of 2022, changes in unrealised revaluations of EUR -2,210 million relates to increased
yield curves.